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Matisse Discounted Bond CEF Strategy
MATISSE DISCOUNTED BOND CEF STRATEGY
INVESTMENT OBJECTIVE
The Matisse Discounted Bond CEF Strategy (the “Fund”) seeks total return with an emphasis on providing current income.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.  You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Matisse Discounted Bond CEF Strategy Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none
Maximum Deferred Sales Charge (Load) (as a % of the lesser of amount purchased or redeemed)	none
Redemption Fee (as a % of amount redeemed)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Matisse Discounted Bond CEF Strategy Institutional Class
Management Fees	0.70%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.57%
Interest Expenses from Borrowing	0.27%
Acquired Fund Fees and Expenses	1.96%	[1]
Total Annual Fund Operating Expenses	3.50%
Fee Waiver and/or Expense Reimbursement	(0.28%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	3.22%
[1]	“Acquired Fund Fees and Expenses” are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial statements, once available, because the financial statements include on the direct operating expenses incurred by the Fund.
[2]	The Fund’s investment advisor, Deschutes Portfolio Strategy, LLC dba Matisse Capital (the “Advisor”), has entered into an expense limitation agreement (the “Expense Limitation Agreement”) with the Fund under which it has agreed to waive or reduce its management fees and assume other expenses of the Fund in an amount that limits the Fund’s Total Annual Fund Operating Expenses (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including, for example, option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the Advisor)) to not more than 0.99% of the average daily net assets of the Fund. This contractual arrangement is in effect through July 31, 2024, unless earlier terminated by the Board of Trustees of the Fund (the “Board” or the “Trustees”) at any time. The Advisor cannot recoup from the Fund any amounts paid by the Advisor under the Expense Limitation Agreement.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem (or you hold) all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same.  The Example includes the Fund’s contractual expense limitation through July 31, 2024. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
Matisse Discounted Bond CEF Strategy | Institutional Class | USD ($)	325	1,048	1,793	3,756

Expense Example No Redemption	1 Year	3 Years	5 Years	10 Years
Matisse Discounted Bond CEF Strategy | Institutional Class | USD ($)	325	1,048	1,793	3,756

Portfolio Turnover.
  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the most recent fiscal year ended March 31, 2023, the Fund’s portfolio turnover rate was 57.99% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund is a “fund of funds” that seeks to achieve its investment objective principally through investments in unaffiliated closed-end funds that are registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The closed-end funds in the Fund’s portfolio invest primarily in bonds, pay regular periodic cash distributions, and trade at substantial discounts relative to the underlying net asset values (“NAVs”). The Advisor believes this approach is capable of generating high total return and attractive income relative to many other fixed income investments.
As a matter of investment policy, the Fund will invest, under normal circumstances, at least 80% of its net assets, plus any borrowing for investment purposes, in discounted closed-end funds that primarily invest in bonds.  For purposes of this policy, a closed-end fund is considered discounted when, in the Advisor's determination, the closed-end fund’s market value is less than the value of its underlying portfolio, and a closed-end fund is considered to invest primarily in bonds when, under normal circumstances, at least 80% of its net assets, plus any borrowing for investment purposes, are invested in bonds. This policy may be changed without shareholder approval upon 60-days' prior notice to shareholders.
The Advisor intends to construct a diversified portfolio that generates regular income.  Under normal market conditions, the Fund's portfolio will hold shares of approximately 30 to 90 closed-end funds, along with cash, cash equivalents, and other types of securities in which the Fund may make limited investments.  Each closed-end fund will hold primarily bonds. The bonds held by the closed-end funds may be below investment grade (also known as “junk” bonds) but will be rated B or higher by Standard & Poor’s Rating Services or the equivalent by Moody’s Investor Service, Inc., or Fitch, Inc. and may be of any maturity or duration. There is no limit to the amount of the Fund’s assets that may be invested in below investment grade bonds through its investments in closed-end funds. While the Advisor generally expects a majority of the Fund’s assets to be invested in investment grade bonds (rated BBB or higher by Standard & Poor’s Rating Services or the equivalent by Moody’s Investor Service, Inc., or Fitch, Inc.), when discounts are attractive, up to two-thirds of the portfolio may be invested in below-investment grade bonds through its investments in closed-end funds. In addition, the closed-end funds will invest in loans, preferred securities, convertible securities, foreign income securities, and derivative instruments for both investment and hedging purposes, and will utilize leverage to acquire their underlying portfolio investments.
In selecting closed-end funds for the portfolio, the Advisor utilizes a proprietary research process that attempts to forecast whether the market discount on a closed-end fund will increase or decrease. The process incorporates quantitative information about each closed-end fund’s discount, dividends, management, expenses, portfolio, liquidity, and historical pricing.  If the market discount is predicted, in the next 3 to 12 months, to decrease for a closed-end fund, the Fund typically purchases or increases its position in the security. If the market discount is predicted, in the next 3 to 12 months, to increase for a closed-end fund, the Fund typically sells or reduces its position in the security.
The Fund's direct investments will be exclusively in US-traded and US-registered securities; however, the closed-end funds will own foreign-registered and foreign-traded securities.
Under normal circumstances, the Fund may hold up to 20% of its net assets in cash or cash equivalents. Cash equivalents, which can include money market funds, are instruments or investments of such high liquidity and safety that they are considered almost as safe as cash. Based upon the Advisor's view of available investment opportunities, as well as for cash management purposes, the Fund's portfolio will include cash and cash equivalents that provide a temporary pool of liquidity for future investments, redemptions, and other Fund expenses.  The Fund actively trades its portfolio investments, which may lead to higher transaction costs that may affect the Fund’s performance.
To take advantage of opportunities to invest, the Fund may borrow money for investment purposes (leverage). Any borrowing by the Fund will be subject to the limitations set forth in Act, and relevant interpretive positions of the staff of the U.S. Securities and Exchange Commission (the “SEC”), which presently allows the Fund to borrow (including pledging, mortgaging, or hypothecating assets) in an amount up to one-third of its total assets, which include assets purchased with borrowed money.

PRINCIPAL RISKS OF INVESTING IN THE FUND
PERFORMANCE INFORMATION
The following bar chart and tables provide an indication of the risks of investing in the Fund by showing changes in the performance from year to year and by showing how the Fund’s average annual total returns compare to that of a broad-based securities market index. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at https://fundinfopages.com/MDFIX.

Institutional Class Shares Calendar Year Returns

During the periods shown in the bar chart above, the Fund’s highest quarterly return was 11.41% (quarter ended December 31, 2020) and the Fund’s lowest quarterly return was -9.90% (quarter ended June 30, 2022). The Fund’s year-to-date return as of June 30, 2023, was 3.88%

Average Annual Total Returns Periods Ended December 31, 2022(returns with maximum sales charge)
Average Annual Returns - Matisse Discounted Bond CEF Strategy	Label	1 Year	Since Inception [1]	Inception Date
Institutional Class	Before taxes	(15.84%)	6.00%	Apr. 30, 2020
After Taxes on Distributions | Institutional Class	After taxes on distributions	(18.15%)	3.27%
After Taxes on Distributions and Sale of Fund Shares | Institutional Class	After taxes on distributions and sale of shares	(9.25%)	3.82%
Bloomberg U.S. Aggregate Total Return Index	Bloomberg U.S. Aggregate Total Return Index	(13.01%)	(4.79%)	Apr. 30, 2020
Bloomberg VLI High Yield Index	Bloomberg VLI High Yield Index	(11.89%)	2.46%	Apr. 30, 2020
FT Taxable Fixed Income CEF Index	FT Taxable Fixed Income CEF Index	(20.07%)	4.26%	Apr. 30, 2020
[1]	The Institutional Class Shares commenced operations on April 30, 2020.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) plan or an individual retirement account (IRA). After-tax returns are shown for only one class of shares and after-tax returns will vary for other classes.